ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Summary of the changes in the allowance for loan losses:
Beginning Balance	$ 7,818	$ 7,955	$ 8,039	$ 8,028	$ 8,784
Charge-offs	(647)	(1,211)	(1,560)
Recoveries	261	299	826
Provisions	375	775	650
Ending Balance	7,807	7,818	7,955	8,028	8,784
Commercial, Financial and Agricultural [Member]
Summary of the changes in the allowance for loan losses:
Beginning Balance	1,221	1,588	1,469	944	959
Charge-offs	(154)	(636)	(161)
Recoveries	72	46	171
Provisions	57	223	109
Ending Balance	1,196	1,221	1,588	944	959
Real Estate - Construction [Member]
Summary of the changes in the allowance for loan losses:
Beginning Balance	1,521	1,563	1,614	1,295	1,148
Charge-offs	(1)	(38)	(174)
Recoveries	6	142	568
Provisions	(367)	(146)	(445)
Ending Balance	1,159	1,521	1,563	1,295	1,148
Real Estate - Mortgage [Member]
Summary of the changes in the allowance for loan losses:
Beginning Balance	4,752	4,486	4,534	5,299	5,811
Charge-offs	(247)	(408)	(1,092)
Recoveries	38	57	46
Provisions	333	617	998
Ending Balance	4,876	4,752	4,486	5,299	5,811
Installment Loans to Individuals [Member]
Summary of the changes in the allowance for loan losses:
Beginning Balance	243	285	381	462	694
Charge-offs	(53)	(129)	(133)
Recoveries	23	54	41
Provisions	46	33	(4)
Ending Balance	259	243	285	462	694
All Other Loans [Member]
Summary of the changes in the allowance for loan losses:
Beginning Balance	81	33	41	28	172
Charge-offs	(192)
Recoveries	122
Provisions	306	48	(8)
Ending Balance	$ 317	$ 81	$ 33	$ 28	$ 172